CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2023
CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS
CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS

NOTE 4 — CASH AND CASH EQUIVALENTS, AND SHORT AND LONG-TERM INVESTMENTS

Cash and cash equivalents

	2023	2022
Cash	10,468	11,957
Banks and immediately available investments	2,995,177	2,463,906
Cash and cash equivalents	3,005,645	2,475,863

Immediately available investments include investments with maturity up to 90 days at the time of acquisition, immediate liquidity, and low risk of fair value variation.

Short - term investments

	2023	2022
Short-term investments	2,338,097	2,959,135

Short-term investments include Bank Deposit Certificates and marketable securities, which are stated at their fair value and held until maturity. Income generated by these investments is recorded as financial income.